Shareholders’ Equity (Details Narrative) - USD ($)						35 Months Ended
	Oct. 16, 2023	Sep. 12, 2023	Jan. 28, 2022	Jun. 30, 2021	Feb. 06, 2021	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Number of stock issued during period						228,000,001
Common stock, par value						$ 0.0001	$ 0.0001
Gross proceeds from issuance of common stock						$ 22,800
AngkasaXInnovation Sdn Bhd [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible preference share description			through its subsidiary – AngkasaX Innovation Sdn Bhd had issued several tranche of preference share amounting to USD243,793 for 562,650 units at $0.4333 per share, USD438,302 for 919,558 at $0.4766 per share, USD288,852 for 636,300 at $0.4540 per share and USD2,145 for 4,650 units at $0.4613 per share respectively.
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock number of shares issued				1,000,000	1,000,000
Sale of stock price per share				$ 0.25	$ 0.25
Sale of stock description				each such unit consisting of 1 share of Ordinary Share
Gross proceeds from issuance of private placement				$ 250,000
Private Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock number of shares issued		10,888
Sale of stock price per share		$ 5
Sale of stock description	each such unit consisting of 1 share of Ordinary Share	each such unit consisting of 1 share of Ordinary Share
Gross proceeds from issuance of private placement	$ 50,020	$ 54,443
Private Offering [Member] | Private Offering One [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock number of shares issued	20,000
Sale of stock price per share	$ 0.001
Private Offering [Member] | Private Offering Two [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock number of shares issued	33,333
Sale of stock price per share	$ 1.50